WEISS MILLENNIUM OPPORTUNITY FUND

                                 CLASS A SHARES

                        Supplement dated December 1, 1999
                        to Prospectus dated June 30, 1999

                 The Weiss Millennium Opportunity Fund is waiving
                  the front-end sales load imposed on purchases
                 of its Class A Shares until December 31, 1999.

                                 The Weiss Fund
                                 4176 Burns Road
                        Palm Beach Gardens, Florida 33410
                                 (800) 289-8100